Note 12 - Right-of-Use Assets and Finance Lease Liabilities (Details Textual) - USD ($) $ in Thousands				4 Months Ended	12 Months Ended
	Jul. 12, 2019	Jun. 19, 2017	Jul. 15, 2016	Apr. 30, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 15, 2022	Jun. 08, 2022	Sep. 30, 2020	May 31, 2019
Sale Leaseback Transaction, Historical Cost						$ 452,564
Finance Lease, Right-of-Use Asset, Amortization					$ 3,284	7,489	$ 7,096
Sale Leaseback Transaction, Accumulated Depreciation					0	35,220
Sale Leaseback Transaction, Net Book Value, Total					0	191,303
Finance Lease, Interest Expense					$ 2,109	$ 4,661	$ 5,626
Adele Shipping Co Loan Agreement [Member] | Loans Payable [Member]
Proceeds from Issuance of Debt	$ 68,000
Sale Leaseback Transactions Regarding the Vessels MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Sale Leaseback Transaction, Term (Year)				10 years
Vessel's sale and leaseback price				$ 85,572
Sale Leaseback Transactions Regarding Vessels MSC Athens and MSC Athos [Member]
Sale Leaseback Transaction, Term (Year)			7 years
Sale and Leaseback Transaction, Additional Amount										$ 12,000	$ 12,000
Reclassified to Vessels and Advances, Net									$ 152,982
Sale Leaseback Transactions Regarding the Vessels Leonidio and Kyparissia [Member]
Sale Leaseback Transaction, Term (Year)		7 years
Reclassified to Vessels and Advances, Net								$ 34,924